Schedule of Investments(a)
May 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–93.71%
Advertising–1.47%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$25,000	$25,864
7.50%, 03/15/2033(b)	23,000	24,152
Lamar Media Corp., 3.63%, 01/15/2031	112,000	104,872
		154,888
Aerospace & Defense–1.98%
TransDigm, Inc.,
6.38%, 03/01/2029(b)	50,000	51,044
6.88%, 12/15/2030(b)	24,000	24,759
7.13%, 12/01/2031(b)	28,000	29,115
6.25%, 01/31/2034(b)	49,000	50,181
6.13%, 07/31/2034(b)	53,000	52,847
		207,946
Alternative Carriers–0.26%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	27,000	27,229
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	31,290	235
Application Software–1.51%
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	30,000	29,669
8.25%, 06/30/2032(b)	51,000	50,111
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	27,000	27,068
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	52,000	52,028
		158,876
Asset Management & Custody Banks–0.68%
FS KKR Capital Corp., 6.13%, 01/15/2030	22,000	21,545
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	49,000	49,503
		71,048
Automobile Manufacturers–1.25%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	112,000	104,962
5.88%, 12/01/2033(b)	26,000	26,085
		131,047
Automotive Parts & Equipment–3.66%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	105,000	105,360
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	75,000	77,572
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	51,000	53,516
Forvia SE (France), 8.00%, 06/15/2030(b)	40,000	42,262
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	55,000	54,809
Principal Amount		Value
Automotive Parts & Equipment–(continued)
Phinia, Inc., 6.63%, 10/15/2032(b)	$50,000	$51,334
		384,853
Automotive Retail–3.76%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	51,000	52,439
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	50,290	55,612
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	107,000	104,140
6.38%, 01/15/2030(b)	51,000	51,873
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	50,000	52,201
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	26,000	25,794
4.38%, 01/15/2031(b)	56,000	53,098
		395,157
Broadcasting–2.05%
Discovery Communications LLC, 6.35%, 06/01/2040	34,000	28,071
Gray Media, Inc., 9.63%, 07/15/2032(b)	15,000	14,808
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	26,000	26,226
7.25%, 04/15/2034(b)	16,000	16,110
Paramount Global,
6.88%, 04/30/2036	56,000	51,825
5.85%, 09/01/2043	37,000	27,291
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	32,000	30,442
9.38%, 08/01/2032(b)	20,000	20,499
		215,272
Building Products–0.49%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	52,000	51,763
Cable & Satellite–3.31%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	8,000	7,858
4.75%, 03/01/2030(b)	53,000	50,121
4.75%, 02/01/2032(b)	69,000	61,563
4.50%, 05/01/2032	14,000	12,295
4.50%, 06/01/2033(b)	61,000	52,225
7.38%, 02/01/2036(b)	25,000	24,429
Directv Financing LLC, 8.88%, 02/01/2030(b)	50,000	51,329
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	26,000	27,225
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	10,000	10,288
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	49,000	50,937
		348,270
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Casinos & Gaming–3.25%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	$100,000	$98,818
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	191,836
Voyager Parent LLC, 9.25%, 07/01/2032(b)	48,000	50,945
		341,599
Commercial & Residential Mortgage Finance–1.93%
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	49,000	48,633
7.13%, 02/01/2032(b)	50,000	49,500
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	52,000	52,823
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	51,000	51,667
		202,623
Construction & Engineering–0.50%
AECOM, 6.00%, 08/01/2033(b)	52,000	52,116
Consumer Finance–4.41%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	25,000	26,148
EZCORP, Inc., 7.38%, 04/01/2032(b)	146,000	154,912
FirstCash, Inc.,
6.88%, 03/01/2032(b)	30,000	30,884
6.13%, 05/01/2034(b)	22,000	22,027
Navient Corp.,
4.88%, 03/15/2028	8,000	7,845
9.38%, 07/25/2030	17,000	17,331
7.88%, 06/15/2032	57,000	53,092
OneMain Finance Corp.,
6.63%, 05/15/2029	14,000	14,236
4.00%, 09/15/2030	34,000	31,401
7.13%, 11/15/2031	45,000	45,588
6.75%, 03/15/2032	25,000	24,891
7.13%, 09/15/2032	35,000	35,314
		463,669
Diversified Banks–1.02%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	52,000	53,609
Citigroup, Inc., 6.63%(e)(f)	53,000	53,846
		107,455
Diversified Financial Services–5.12%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	26,000	26,416
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	76,000	76,918
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	147,000	150,428
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	52,000	50,055
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	26,000	26,968
6.13%, 11/01/2032(b)	36,000	36,110
6.75%, 05/01/2033(b)	91,000	93,648
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	74,000	77,398
		537,941
Principal Amount		Value
Diversified REITs–0.62%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	$57,000	$54,965
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	10,000	10,493
		65,458
Electric Utilities–0.47%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,751
Electrical Components & Equipment–1.51%
EnerSys,
4.38%, 12/15/2027(b)	57,000	56,657
6.63%, 01/15/2032(b)	23,000	23,685
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030(b)	79,000	78,064
		158,406
Electronic Components–0.50%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	56,000	52,547
Electronic Manufacturing Services–0.75%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	77,000	78,817
Environmental & Facilities Services–0.73%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	45,000	44,007
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	32,000	32,887
		76,894
Fertilizers & Agricultural Chemicals–0.35%
FMC Corp.,
3.45%, 10/01/2029	12,000	10,976
8.00%, 06/01/2031(b)	9,000	9,412
5.65%, 05/18/2033	12,000	10,792
6.38%, 05/18/2053	7,000	5,455
		36,635
Gold–0.49%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	50,000	51,833
Health Care REITs–0.61%
Diversified Healthcare Trust, 4.38%, 03/01/2031	59,000	53,806
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	10,000	10,420
		64,226
Health Care Services–0.91%
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	23,000	21,694
4.75%, 02/15/2031(b)	23,000	21,166
DaVita, Inc.,
6.88%, 09/01/2032(b)	26,000	26,946
6.75%, 07/15/2033(b)	25,000	25,858
		95,664
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.50%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	$54,000	$53,027
Household Appliances–0.24%
Whirlpool Corp., 6.50%, 06/15/2033	28,000	25,441
Independent Power Producers & Energy Traders–1.51%
Vistra Corp.,
8.00%(b)(e)(f)	26,000	26,226
Series C, 8.88%(b)(e)(f)	23,000	24,756
VoltaGrid LLC, 7.38%, 11/01/2030(b)	103,000	107,304
		158,286
Industrial Machinery & Supplies & Components–2.74%
Enpro, Inc., 6.13%, 06/01/2033(b)	104,000	106,143
ESAB Corp.,
6.25%, 04/15/2029(b)	60,000	61,158
5.63%, 04/01/2031(b)	42,000	42,313
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	80,000	78,365
		287,979
Integrated Oil & Gas–1.02%
Par Petroleum, LLC, 7.38%, 06/01/2034(b)	53,000	54,274
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	29,000	28,612
6.63%, 06/15/2035	25,000	24,088
		106,974
Integrated Telecommunication Services–6.41%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	25,000	27,001
Cipher Compute LLC, 7.13%, 11/15/2030(b)	51,000	53,229
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	79,000	80,832
Flash Compute LLC, 7.25%, 12/31/2030(b)	25,000	25,805
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	211,973
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	52,833	54,799
8.50%, 01/15/2036(b)	46,000	49,780
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	26,000	25,689
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	50,000	52,203
Uniti Services LLC, 7.50%, 10/15/2033(b)	64,000	67,402
WULF Compute LLC, 7.75%, 10/15/2030(b)	24,000	25,232
		673,945
Interactive Media & Services–0.48%
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	14,000	12,372
5.05%, 03/15/2042	38,000	27,883
5.14%, 03/15/2052	15,000	10,256
		50,511
Internet Services & Infrastructure–1.70%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	50,000	51,571
Principal Amount		Value
Internet Services & Infrastructure–(continued)
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	$72,000	$73,509
9.00%, 02/01/2031(b)	20,000	20,304
9.75%, 10/01/2031(b)	32,000	33,025
		178,409
Leisure Facilities–0.50%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	51,000	52,153
Managed Health Care–0.65%
Centene Corp., 2.50%, 03/01/2031	60,000	52,301
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	16,000	16,008
		68,309
Marine Transportation–0.36%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	37,000	38,203
Mortgage REITs–0.43%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	22,000	21,654
Rithm Capital Corp., 8.50%, 06/01/2031(b)	24,000	23,987
		45,641
Movies & Entertainment–0.53%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	58,000	55,462
Oil & Gas Drilling–1.05%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	51,000	53,215
Transocean International Ltd., 7.88%, 10/15/2032(b)	53,000	56,574
		109,789
Oil & Gas Equipment & Services–1.50%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	52,000	52,564
Solaris Energy Infrastructure, LLC, 6.38%, 05/15/2031(b)	52,000	52,839
Tidewater, Inc., 9.13%, 07/15/2030(b)	48,000	51,721
		157,124
Oil & Gas Exploration & Production–3.47%
Caturus Energy LLC,
8.50%, 02/15/2030(b)	74,000	77,545
7.13%, 05/15/2031(b)	27,000	27,000
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	53,000	52,113
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	64,000	63,096
8.38%, 11/01/2033(b)	62,000	65,991
6.88%, 05/15/2034(b)	11,000	11,013
7.25%, 02/15/2035(b)	15,000	15,228
Infinity Natural Resources LLC, 7.63%, 04/01/2031(b)	52,000	52,558
		364,544
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–3.23%
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	$26,000	$26,309
7.88%, 02/15/2034(b)	52,000	52,195
Sunoco L.P.,
5.63%, 03/15/2031(b)	98,000	98,165
6.63%, 08/15/2032(b)	55,000	56,193
6.25%, 07/01/2033(b)	41,000	41,723
5.88%, 03/15/2034(b)	39,000	38,790
7.88%(b)(e)(f)	25,000	26,131
		339,506
Oil & Gas Storage & Transportation–7.00%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	51,000	54,038
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	33,000	34,333
8.00%, 05/15/2033	39,000	40,931
6.75%, 03/15/2034	29,000	29,126
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	55,000	55,965
Harvest Midstream I, L.P., 6.75%, 05/15/2034(b)	52,000	53,420
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	51,000	51,911
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	51,000	53,199
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	43,000	46,833
8.38%, 06/01/2031(b)	47,000	48,933
9.88%, 02/01/2032(b)	93,000	99,485
9.00%(b)(e)(f)	60,500	59,779
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	29,000	29,801
6.50%, 01/15/2034(b)	19,000	19,876
6.75%, 01/15/2036(b)	55,000	58,365
		735,995
Other Specialized REITs–0.51%
Iron Mountain, Inc., 4.50%, 02/15/2031(b)	56,000	53,512
Other Specialty Retail–1.01%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	36,000	36,052
7.60%, 07/15/2037	16,000	15,789
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	53,000	51,791
SGUS LLC, 11.00%, 12/15/2029(b)(c)	13,710	2,125
		105,757
Paper & Plastic Packaging Products & Materials–0.50%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	4,000	3,847
6.75%, 04/15/2032(b)	51,000	49,071
		52,918
Passenger Airlines–2.95%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	24,000	23,939
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	78,000	77,965
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	$84,000	$83,098
5.38%, 03/01/2031	126,000	124,773
		309,775
Passenger Ground Transportation–0.09%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	10,000	9,116
Pharmaceuticals–1.36%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	38,000	38,941
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	49,000	52,256
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	68,000	51,898
		143,095
Property & Casualty Insurance–0.98%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	75,000	78,261
8.38%, 02/01/2034(b)	25,000	24,452
		102,713
Real Estate Development–0.99%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	51,000	53,831
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	48,000	49,922
		103,753
Research & Consulting Services–0.27%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	31,000	28,412
Restaurants–0.76%
New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	84,000	79,673
Security & Alarm Services–0.97%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	99,000	101,514
Specialized Consumer Services–0.50%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	55,000	52,665
Specialized Finance–1.50%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(e)	51,000	54,470
7.13%, 11/15/2056(e)	25,000	25,275
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	76,000	77,927
		157,672
Specialty Chemicals–0.34%
Celanese US Holdings LLC, 7.70%, 11/15/2033	33,000	35,468
Steel–0.51%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	53,000	53,647
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Principal Amount		Value
Systems Software–0.76%
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	$24,000	$25,043
8.75%, 07/01/2034(b)	52,000	54,984
		80,027
Trading Companies & Distributors–0.50%
Aircastle Ltd., 5.25%(b)(e)(f)	52,000	52,107
Wireless Telecommunication Services–2.30%
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	79,000	79,449
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	53,000	53,103
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	117,000	109,082
		241,634
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,736,919)		9,846,974
Shares
Exchange-Traded Funds–1.31%
Invesco Short Duration High Yield ETF (Cost $137,232)(g)	5,400	137,780
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–1.09%(h)
Marine Transportation–1.09%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b) (Cost $112,856)	EUR	100,000	$114,783
	Shares
Money Market Funds–2.33%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(g)(i)		85,617	85,617
Invesco Treasury Portfolio, Institutional Class, 3.52%(g)(i)		158,933	158,933
Total Money Market Funds (Cost $244,550)			244,550
TOTAL INVESTMENTS IN SECURITIES–98.44% (Cost $10,231,557)			10,344,087
OTHER ASSETS LESS LIABILITIES—1.56%			163,930
NET ASSETS–100.00%			$10,508,017
Investment Abbreviations:
ETF	– Exchange-Traded Fund
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $8,453,895, which represented 80.45% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,360, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$137,232	$-	$548	$-	$137,780	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	38,360	532,959	(485,702)	-	-	85,617	922
Invesco Treasury Portfolio, Institutional Class	71,134	989,780	(901,981)	-	-	158,933	1,702
Total	$109,494	$1,659,971	$(1,387,683)	$548	$-	$382,330	$2,624

(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.

See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	159,000	USD	187,544	$1,646

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA High Yield Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$9,846,974	$—	$9,846,974
Exchange-Traded Funds	137,780	—	—	137,780
Non-U.S. Dollar Denominated Bonds & Notes	—	114,783	—	114,783
Money Market Funds	244,550	—	—	244,550
Total Investments in Securities	382,330	9,961,757	—	10,344,087
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,646	—	1,646
Total Investments	$382,330	$9,963,403	$—	$10,345,733

*	Unrealized appreciation.
Invesco SMA High Yield Bond Fund